UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22862

SEI Insurance Products Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: December 31, 2019

Date of reporting period: June 30, 2019

Item 1.    Reports to Stockholders.

June 30, 2019

SEMI-ANNUAL REPORT

SEI Insurance Products Trust

  VP Defensive Strategy Fund

  VP Conservative Strategy Fund

  VP Moderate Strategy Fund

  VP Market Plus Strategy Fund

  VP Balanced Strategy Fund

  VP Market Growth Strategy Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http:// www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

VP Defensive Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 55.9%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	38,381	$ 397
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	19,765	198
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	6,990	80
SEI Institutional Managed Trust Real Return Fund, Cl Y	6,541	66

Total Fixed Income Funds (Cost $737) ($ Thousands)		741

Multi-Asset Funds — 30.2%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	25,702	266
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	6,064	67
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7,943	66

Total Multi-Asset Funds (Cost $383) ($ Thousands)		399

Equity Funds — 9.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	5,976	67
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	3,090	54

Total Equity Funds (Cost $110) ($ Thousands)		121

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 2.140%**	65,860	66

Total Money Market Fund (Cost $66) ($ Thousands)		66

Total Investments in Securities — 100.2% (Cost $1,296) ($ Thousands)		$ 1,327

Percentages are based on Net Assets of $1,324 ($ Thousands).

**	Rate shown is the 7-day effective yield as of June 30, 2019.

Cl — Class

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S.GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

As of June 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

VP Defensive Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($Thousands):

Security Description	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, CI Y	$ 478	$ 5	$ (92)	$ (2)	$ 8	$ 397	38,381	$ 5	$ —
SEI Institutional Managed Trust Conservative Income Fund, CI Y	239	3	(44)	—	—	198	19,765	3	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	96	1	(21)	(1)	5	80	6,990	1	—
SEI Institutional Managed Trust Real Return Fund, CI Y	79	2	(17)	—	2	66	6,541	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	318	—	(66)	—	14	266	25,702	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	79	1	(19)	—	6	67	6,064	1	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	79	—	(16)	—	3	66	7,943	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	78	—	(21)	(1)	11	67	5,976	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	63	1	(18)	(2)	10	54	3,090	—	—
SEI Daily Income Trust Government Fund, CI F	80	1	(15)	—	—	66	65,860	1	—

Totals	$ 1,589	$ 14	$ (329)	$ (6)	$ 59	$ 1,327	186,312	$ 11	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

VP Conservative Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 51.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	185,462	$ 1,918
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	54,708	512
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	64,048	647
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	127,956	1,280
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	134,232	1,539
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	18,510	128
SEI Institutional Managed Trust Real Return Fund, Cl Y	50,465	511

Total Fixed Income Funds (Cost $6,436) ($ Thousands)		6,535

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	37,167	388
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	210,055	2,176
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	69,620	770
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	76,928	639

Total Multi-Asset Funds (Cost $3,828) ($ Thousands)		3,973

Equity Funds — 18.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	125,501	1,413
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	51,680	900

Total Equity Funds (Cost $2,170) ($ Thousands)		2,313

Total Investments in Securities — 100.2% (Cost $12,434) ($ Thousands)		$ 12,821

      Percentages are based on Net Assets of $12,795 ($ Thousands).

Cl — Class

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S.GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

As of June 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019	3

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

VP Conservative Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 1,887	$ 235	$ (230)	$ (6)	$ 32	$ 1,918	185,462	$ 20	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	503	63	(58)	—	4	512	54,708	7	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	628	58	(100)	(7)	68	647	64,048	4	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	1,258	161	(139)	—	—	1,280	127,956	16	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,513	187	(235)	(7)	81	1,539	134,232	24	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	125	14	(19)	—	8	128	18,510	4	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	503	55	(64)	(1)	18	511	50,465	—	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	378	27	(75)	(3)	61	388	37,167	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	2,136	200	(263)	(1)	104	2,176	210,055	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	755	75	(119)	1	58	770	69,620	15	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	627	66	(79)	(5)	30	639	76,928	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,383	108	(263)	(13)	198	1,413	125,501	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	878	92	(193)	(5)	128	900	51,680	5	—

Totals	$ 12,574	$ 1,341	$ (1,837)	$ (47)	$ 790	$ 12,821	1,206,332	$ 95	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

VP Moderate Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 36.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	92,175	$ 953
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	38,222	358
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	70,926	716
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	166,511	1,910
SEI Institutional Managed Trust Real Return Fund, Cl Y	35,218	357

Total Fixed Income Funds (Cost $4,196) ($ Thousands)		4,294

Multi-Asset Funds — 35.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	170,768	1,783
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	114,885	1,190
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	53,902	596
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	71,583	595

Total Multi-Asset Funds (Cost $3,921) ($ Thousands)		4,164

Equity Funds — 29.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	158,365	1,783
SEI Institutional Managed Trust Large Cap Fund, Cl Y	34,301	475
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	67,995	1,184

Total Equity Funds (Cost $3,243) ($ Thousands)		3,442

Total Investments in Securities — 100.2% (Cost $11,360) ($ Thousands)		$ 11,900

Percentages are based on Net Assets of $11,876 ($Thousands).

Cl — Class

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S.GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

As of June 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019	5

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

VP Moderate Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 908	$ 71	$ (38)	$ (1)	$ 13	$ 953	92,175	$ 10	$ —
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	340	29	(14)	—	3	358	38,222	5	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	680	25	(56)	(3)	70	716	70,926	4	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,817	127	(125)	(3)	94	1,910	166,511	30	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	340	21	(16)	—	12	357	35,218	—	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,700	20	(204)	(1)	268	1,783	170,768	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,133	64	(64)	1	56	1,190	114,885	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	566	34	(49)	1	44	596	53,902	12	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	560	38	(26)	(1)	24	595	71,583	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,700	30	(173)	(14)	240	1,783	158,365	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	—	502	(32)	—	5	475	34,301	—	—
SEI Institutional Managed Trust Large Cap Value Fund, Cl Y	455	3	(516)	(24)	82	—	—	3	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,133	43	(153)	(8)	169	1,184	67,995	6	—

Totals	$ 11,332	$ 1,007	$ (1,466)	$ (53)	$ 1,080	$ 11,900	1,074,851	$ 70	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

VP Market Plus Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

Equity Funds — 63.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	28,120	$325
SEI Institutional International Trust International Equity Fund, Cl Y	89,245	966
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	27,989	368
SEI Institutional Managed Trust Large Cap Fund, Cl Y	69,305	961
SEI Institutional Managed Trust Small Cap Fund, Cl Y *	23,856	275

Total Equity Funds (Cost $2,421) ($ Thousands)		2,895

Multi-Asset Funds — 20.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	88,132	920

Total Multi-Asset Funds (Cost $831) ($ Thousands)		920

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 17.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	27,408	$277
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	19,862	228
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	39,386	274

Total Fixed Income Funds (Cost $735) ($ Thousands)		779

Total Investments in Securities — 100.3% (Cost $3,987) ($ Thousands)		$4,594

Percentages are based on Net Assets of $4,582 ($ Thousands).

*	Non-income producing security.

Cl — Class

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S.GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

As of June 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 411	$ 7	$ (130)	$ (11)	$ 48	$ 325	28,120	$ —	$ —
SEI Institutional International Trust International Equity Fund, Cl Y	1,231	13	(436)	(17)	175	966	89,245	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	476	1	(182)	20	53	368	27,989	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,255	7	(492)	(22)	213	961	69,305	5	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	361	3	(149)	(23)	83	275	23,856	—	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,169	32	(449)	(10)	178	920	88,132	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	347	21	(120)	(2)	31	277	27,408	2	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	290	31	(106)	(4)	17	228	19,862	5	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	346	32	(127)	(5)	28	274	39,386	10	—

Totals	$ 5,886	$ 147	$ (2,191)	$ (74)	$ 826	$ 4,594	413,303	$ 22	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019	7

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

VP Balanced Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 34.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	46,566	$470
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	200,930	2,305
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	66,365	461

Total Fixed Income Funds (Cost $3,119) ($ Thousands)		3,236

Multi-Asset Funds — 33.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	180,489	1,884
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	41,930	464
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	88,331	734

Total Multi-Asset Funds (Cost $2,919) ($ Thousands)		3,082

Equity Funds — 32.3%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	24,769	286
SEI Institutional International Trust International Equity Fund, Cl Y	86,723	939
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	35,801	471
SEI Institutional Managed Trust Large Cap Fund, Cl Y	74,332	1,030
SEI Institutional Managed Trust Small Cap Fund, Cl Y *	24,452	282

Total Equity Funds (Cost $2,578) ($ Thousands)		3,008

Total Investments in Securities — 100.2% (Cost $8,616) ($ Thousands)		$9,326

Percentages are based on Net Assets of $9,304 ($ Thousands).

*	Non-income producing security.

Cl — Class

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S.GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

As of June 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

8	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$ 529	$ 10	$ (117)	$ (4)	$ 52	$ 470	46,566	$ 4	$ —
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	2,655	165	(640)	(14)	139	2,305	200,930	42	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	527	24	(124)	(5)	39	461	66,365	15	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,123	3	(556)	(18)	332	1,884	180,489	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	530	17	(123)	1	39	464	41,930	10	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	841	35	(174)	(12)	44	734	88,331	—	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	320	22	(90)	(5)	39	286	24,769	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	1,065	31	(297)	(17)	157	939	86,723	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	533	17	(163)	8	76	471	35,801	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,176	40	(371)	(29)	214	1,030	74,332	5	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	321	20	(115)	(16)	72	282	24,452	—	—

Totals	$ 10,620	$ 384	$ (2,770)	$ (111)	$ 1,203	$ 9,326	870,688	$ 76	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019	9

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

VP Market Growth Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%
Equity Funds — 44.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	51,049	$590
SEI Institutional International Trust International Equity Fund, Cl Y	204,268	2,212
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	67,340	885
SEI Institutional Managed Trust Large Cap Fund, Cl Y	170,262	2,360
SEI Institutional Managed Trust Small Cap Fund, Cl Y	38,356	443

Total Equity Funds (Cost $5,651) ($ Thousands)		6,490

Multi-Asset Funds — 32.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	282,458	2,949
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	53,365	589
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	140,901	1,171

Total Multi-Asset Funds (Cost $4,506) ($ Thousands)		4,709

Fixed Income Funds — 24.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	72,996	737
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	179,946	2,064
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	106,053	737

Total Fixed Income Funds (Cost $3,426) ($ Thousands)		3,538

Total Investments in Securities — 100.2% (Cost $13,583) ($ Thousands)		$14,737

                Percentages are based on Net Assets of $14,706 ($ Thousands).

Cl — Class

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S.GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

As of June 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

10	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 575	$ 9	$ (55)	$ (5)	$ 66	$ 590	51,049	$ —	$—
SEI Institutional International Trust International Equity Fund, Cl Y	2,162	25	(264)	(28)	317	2,212	204,268	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	861	6	(121)	4	135	885	67,340	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,294	24	(323)	(31)	396	2,360	170,262	10	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	432	9	(74)	(11)	87	443	38,356	—	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,862	60	(417)	(18)	462	2,949	282,458	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	571	32	(59)	—	45	589	53,365	12	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,136	70	(82)	(6)	53	1,171	140,901	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	714	41	(88)	(2)	72	737	72,996	5	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	2,002	177	(216)	(5)	106	2,064	179,946	33	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	717	42	(70)	(4)	52	737	106,053	21	—

Totals	$ 14,326	$ 495	$ (1,769)	$ (106)	$ 1,791	$ 14,737	1,366,994	$ 81	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019	11

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

June 30, 2019 (Unaudited)

	VP Defensive Strategy Fund	VP Conservative Strategy Fund
Assets:
Investments in affiliated funds, at market value †(1)	$ 1,327	$ 12,821
Income distribution receivable from affiliated funds	2	13
Receivable for investment securities sold	1	1
Receivable from administrator	—	2
Total Assets	1,330	12,837
Liabilities:
Payable for investment securities purchased	2	14
Payable for fund shares redeemed	1	1
Distribution fees payable	—	2
Shareholder servicing fees payable	—	3
Accrued expenses	3	22
Total Liabilities	6	42
Net Assets	$ 1,324	$ 12,795
† Cost of investments in affiliated funds	$ 1,296	$ 12,434
Net Assets:
Paid in Capital (unlimited authorization - no par value)	$ 1,310	$ 12,457
Total distributable earnings	14	338
Net Assets	$ 1,324	$ 12,795
Net Asset Value, Offering and Redemption Price Per Share — Class II	$10.19	$10.53
	($1,161,461 ÷ 114,011 shares)	($1,638,660 ÷ 155,684 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class III	$10.17	$10.50
	($162,957 ÷ 16,024 shares)	($11,155,995 ÷ 1,062,270 shares)

(1) See Note 2 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019

VP Moderate Strategy Fund	VP Market Plus Strategy Fund	VP Balanced Strategy Fund	VP Market Growth Strategy Fund

$ 11,900	$ 4,594	$ 9,326	$ 14,737
9	2	9	10
5	—	4	127
1	1	1	2
11,915	4,597	9,340	14,876

9	2	10	11
5	—	4	127
2	1	2	2
2	1	2	3
21	11	18	27
39	15	36	170
$ 11,876	$ 4,582	$ 9,304	$ 14,706
$ 11,360	$ 3,987	$ 8,616	$ 13,583

$ 11,198	$ 4,110	$ 8,765	$ 13,919
678	472	539	787
$ 11,876	$ 4,582	$ 9,304	$ 14,706
$10.77	$11.78	$11.02	$11.18
($2,689,559 ÷ 249,693 shares)	($1,377,121 ÷ 116,862 shares)	($741,133 ÷ 67,229 shares)	($5,123,384 ÷ 458,314 shares)
$10.75	$11.76	$11.01	$11.15
($9,185,791 ÷ 854,611 shares)	($3,204,461 ÷ 272,523 shares)	($8,562,763 ÷ 777,994 shares)	($9,582,537 ÷ 859,324 shares)

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019	13

STATEMENTS OF OPERATIONS ($ Thousands)

For the period ended June 30, 2019 (Unaudited)

	VP Defensive Strategy Fund	VP Conservative Strategy Fund
Investment Income:
Income distributions from affiliated funds	$ 11	$ 95
Total Investment Income	11	95
Expenses:
Shareholder servicing fees — Class II	2	2
Shareholder servicing fees — Class III	—	14
Administration fees	1	10
Investment advisory fees	1	6
Distribution fees — Class III	—	17
Printing fees	2	11
Professional fees	1	9
Pricing fees	—	1
Custodian/Wire Agent fees	—	4
Other expenses	—	1
Total Expenses	7	75
Less:
Administration fees waived	(1)	(10)
Reimbursement from administrator	(1)	(10)
Investment advisory fees waived	(1)	(6)
Waiver of distribution fees — Class III	—	(3)
Net Expenses	4	46
Net Investment Income (Loss)	7	49
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net realized loss from sales of affiliated funds	(6)	(47)
Net change in unrealized appreciation from affiliated funds	59	790
Net Realized and Unrealized Gain from Affiliated Funds	53	743
Net Increase in Net Assets Resulting from Operations	$ 60	$ 792

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019

VP Moderate Strategy Fund	VP Market Plus Strategy Fund	VP Balanced Strategy Fund	VP Market Growth Strategy Fund

$ 70	$ 22	$ 76	$ 81
70	22	76	81

3	2	1	6
12	6	12	12
9	4	8	11
6	3	5	7
14	7	15	15
10	5	9	13
8	4	8	10
1	—	—	1
3	1	3	4
1	1	1	1
67	33	62	80

(9)	(4)	(8)	(11)
(7)	(2)	(5)	(6)
(6)	(3)	(5)	(7)
(2)	(1)	(2)	(2)
43	23	42	54
27	(1)	34	27

(53)	(74)	(111)	(106)
1,080	826	1,203	1,791
1,027	752	1,092	1,685
$ 1,054	$ 751	$ 1,126	$ 1,712

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019	15

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended June 30, 2019 (Unaudited) and the year ended December 31,

	VP Defensive Strategy Fund		VP Conservative Strategy Fund
	1/01/19 - 6/30/19	2018	1/01/19 - 6/30/19	2018
Operations:
Net investment income (loss)	$ 7	$ 21	$ 49	$ 194
Net realized gain (loss) from sales of affiliated funds	(6)	(6)	(47)	(30)
Capital gain distributions received from affiliated funds	—	11	—	187
Net change in unrealized appreciation (depreciation) from affiliated funds	59	(38)	790	(638)
Net Increase (Decrease) in Net Assets Resulting from Operations	60	(12)	792	(287)
Distributions:
Class II	(4)	(30)	(5)	(44)
Class III	—	(4)	(26)	(348)
Total Distributions	(4)	(34)	(31)	(392)
Capital Share Transactions:(1)
Class II
Proceeds from shares issued	1	283	309	157
Reinvestment of dividends & distributions	4	30	5	44
Cost of shares redeemed	(277)	(344)	(139)	(190)
Increase (Decrease) in Net Assets Derived from Class II Transactions	(272)	(31)	175	11
Class III
Proceeds from shares issued	—	—	1,057	2,164
Reinvestment of dividends & distributions	—	4	26	348
Cost of shares redeemed	(46)	(2)	(1,763)	(2,649)
Increase (Decrease) in Net Assets Derived from Class III Transactions	(46)	2	(680)	(137)
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(318)	(29)	(505)	(126)
Net Increase (Decrease) in Net Assets	(262)	(75)	256	(805)
Net Assets:
Beginning of Period	1,586	1,661	12,539	13,344
End of Period	$ 1,324	$ 1,586	$ 12,795	$ 12,539

(1) For Capital Share Transactions see Note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019

VP Moderate Strategy Fund		VP Market Plus Strategy Fund		VP Balanced Strategy Fund		VP Market Growth Strategy Fund
1/01/19 - 6/30/19	2018	1/01/19 - 6/30/19	2018	1/01/19 - 6/30/19	2018	1/01/19 - 6/30/19	2018

$ 27	$ 199	$ (1)	$ 87	$ 34	$ 193	$ 27	$ 246
(53)	55	(74)	(39)	(111)	(63)	(106)	(121)
—	273	—	215	—	204	—	362
1,080	(990)	826	(941)	1,203	(1,104)	1,791	(1,737)
1,054	(463)	751	(678)	1,126	(770)	1,712	(1,250)

(6)	(138)	(1)	(28)	(2)	(27)	(9)	(144)
(15)	(423)	(2)	(98)	(22)	(337)	(12)	(284)
(21)	(561)	(3)	(126)	(24)	(364)	(21)	(428)

1	555	9	280	1	209	6	2,619
6	139	1	28	2	27	9	144
(62)	(715)	(15)	(148)	(56)	(249)	(91)	(321)
(55)	(21)	(5)	160	(53)	(13)	(76)	2,442

444	1,566	54	1,368	48	2,136	245	997
15	422	2	98	22	337	12	284
(863)	(960)	(2,087)	(447)	(2,405)	(932)	(1,451)	(1,135)
(404)	1,028	(2,031)	1,019	(2,335)	1,541	(1,194)	146

(459)	1,007	(2,036)	1,179	(2,388)	1,528	(1,270)	2,588
574	(17)	(1,288)	375	(1,286)	394	421	910

11,302	11,319	5,870	5,495	10,590	10,196	14,285	13,375
$ 11,876	$ 11,302	$ 4,582	$ 5,870	$ 9,304	$ 10,590	$ 14,706	$ 14,285

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019	17

FINANCIAL HIGHLIGHTS

For the period ended June 30, 2019 (Unaudited) and the years ended December 31,

For Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) from Affiliated Funds(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
VP Defensive Strategy Fund
Class II
2019@	$9.80	$0.05	$0.37	$0.42	$(0.03)	$—	$(0.03)	$10.19	4.29%	$1,161	0.48%	0.91%	1.07%	1%
2018	10.10	0.15	(0.21)	(0.06)	(0.15)	(0.09)	(0.24)	9.80	(0.67)	1,384	0.47	0.87	1.50	23
2017	10.02	0.15	0.11	0.26	(0.15)	(0.03)	(0.18)	10.10	2.64	1,455	0.48	0.95	1.45	47
2016	9.88	0.08	0.15	0.23	(0.09)	—	(0.09)	10.02	2.36	1,593	0.52	1.09	0.79	114
2015	10.06	0.10	(0.13)	(0.03)	(0.10)	(0.05)	(0.15)	9.88	(0.27)	1,059	0.29	1.35	0.96	95
2014	10.07	0.07	0.07	0.14	(0.15)	—	(0.15)	10.06	1.47	456	0.28	5.32#	0.70	126
Class III
2019@	$9.79	$0.04	$0.36	$0.40	$(0.02)	$—	$(0.02)	$10.17	4.12%	$163	0.73%	1.21%	0.81%	1%
2018	10.09	0.12	(0.21)	(0.09)	(0.12)	(0.09)	(0.21)	9.79	(0.92)	202	0.72	1.19	1.20	23
2017	10.01	0.11	0.13	0.24	(0.13)	(0.03)	(0.16)	10.09	2.39	206	0.73	1.17	1.09	47
2016	9.87	0.05	0.15	0.20	(0.06)	—	(0.06)	10.01	2.10	203	0.76	1.36	0.49	114
2015	10.05	0.05	(0.10)	(0.05)	(0.08)	(0.05)	(0.13)	9.87	(0.50)	217	0.53	1.59	0.46	95
2014	10.06	0.09	0.02	0.11	(0.12)	—	(0.12)	10.05	1.17	146	0.53	14.02#	0.90	126
VP Conservative Strategy Fund
Class II
2019@	$9.91	$0.05	$0.60	$0.65	$(0.03)	$—	$(0.03)	$10.53	6.57%	$1,639	0.49%	0.90%	1.01%	10%
2018	10.45	0.18	(0.39)	(0.21)	(0.18)	(0.15)	(0.33)	9.91	(2.03)	1,373	0.49	0.79	1.75	25
2017	10.18	0.15	0.37	0.52	(0.20)	(0.05)	(0.25)	10.45	5.12	1,433	0.51	1.01	1.48	27
2016	9.99	0.13	0.26	0.39	(0.17)	(0.03)	(0.20)	10.18	3.90	1,707	0.54	1.17	1.28	76
2015	10.27	0.18	(0.20)	(0.02)	(0.18)	(0.08)	(0.26)	9.99	(0.26)	1,591	0.38	1.51	1.77	46
2014	10.14	0.15	0.19	0.34	(0.21)	—	(0.21)	10.27	3.40	614	0.25	3.12#	1.43	40
Class III
2019@	$9.90	$0.04	$0.58	$0.62	$(0.02)	$—	$(0.02)	$10.50	6.30%	$11,156	0.74%	1.20%	0.74%	10%
2018	10.44	0.15	(0.38)	(0.23)	(0.16)	(0.15)	(0.31)	9.90	(2.28)	11,166	0.74	1.09	1.47	25
2017	10.17	0.13	0.36	0.49	(0.17)	(0.05)	(0.22)	10.44	4.86	11,911	0.76	1.31	1.28	27
2016	9.97	0.12	0.26	0.38	(0.15)	(0.03)	(0.18)	10.17	3.76	12,286	0.78	1.43	1.13	76
2015	10.25	0.14	(0.19)	(0.05)	(0.15)	(0.08)	(0.23)	9.97	(0.49)	8,946	0.63	1.76	1.40	46
2014	10.14	0.16	0.14	0.30	(0.19)	—	(0.19)	10.25	3.00	5,198	0.50	3.10#	1.58	40

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#	Ratio reflects the impact of the low level of average net assets and timing of subscriptions.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

@	For the six month period ended June 30, 2019. All ratios for the period have been annualized.

††	Amount less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

18	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019

FINANCIAL HIGHLIGHTS

For the period ended June 30, 2019 (Unaudited) and the years ended December 31,

For Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) from Affiliated Funds(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
VP Moderate Strategy Fund
Class II
2019@	$9.86	$0.03	$0.90	$0.93	$(0.02)	$—	$(0.02)	$10.77	9.47%	$2,690	0.52%	0.90%		0.66%	9%
2018	10.82	0.20	(0.60)	(0.40)	(0.21)	(0.35)	(0.56)	9.86	(3.82)	2,515	0.52	0.81		1.93	21
2017	10.23	0.17	0.67	0.84	(0.22)	(0.03)	(0.25)	10.82	8.23	2,777	0.55	0.96		1.62	23
2016	9.93	0.15	0.47	0.62	(0.24)	(0.08)	(0.32)	10.23	6.24	1,526	0.59	1.20		1.46	48
2015	10.37	0.15	(0.25)	(0.10)	(0.21)	(0.13)	(0.34)	9.93	(1.00)	1,495	0.48	1.52		1.48	24
2014	10.21	0.48	0.06	0.54	(0.36)	(0.02)	(0.38)	10.37	5.35	1,242	0.19	2.74	#	4.51	9
Class III
2019@	$9.85	$0.02	$0.90	$0.92	$(0.02)	$—	$(0.02)	$10.75	9.31%	$9,186	0.77%	1.20%		0.46%	9%
2018	10.81	0.19	(0.61)	(0.42)	(0.19)	(0.35)	(0.54)	9.85	(4.06)	8,787	0.77	1.10		1.78	21
2017	10.21	0.10	0.72	0.82	(0.19)	(0.03)	(0.22)	10.81	8.02	8,542	0.81	1.28		0.94	23
2016	9.91	0.13	0.46	0.59	(0.21)	(0.08)	(0.29)	10.21	6.00	12,230	0.85	1.45		1.29	48
2015	10.35	0.19	(0.31)	(0.12)	(0.19)	(0.13)	(0.32)	9.91	(1.23)	8,331	0.73	1.77		1.80	24
2014	10.20	0.24	0.27	0.51	(0.34)	(0.02)	(0.36)	10.35	5.04	4,278	0.44	3.18	#	2.31	9
VP Market Plus Strategy Fund
Class II
2019@	$10.33	$0.01	$1.45	$1.46	$(0.01)	$—	$(0.01)	$11.78	14.15%	$1,377	0.59%	0.93%		0.15%	3%
2018	11.77	0.19	(1.38)	(1.19)	(0.25)	—	(0.25)	10.33	(10.14)	1,212	0.57	0.82		1.60	12
2017	10.07	0.12	1.76	1.88	(0.18)	—	(0.18)	11.77	18.68	1,217	0.56	1.06		1.11	9
2016	9.88	0.09	0.74	0.83	(0.22)	(0.42)	(0.64)	10.07	8.40	905	0.57	1.17		0.89	43
2015	10.61	0.10	(0.48)	(0.38)	(0.12)	(0.23)	(0.35)	9.88	(3.59)	1,450	0.45	1.57		0.98	31
2014	10.49	0.72	(0.24)	0.48	(0.33)	(0.03)	(0.36)	10.61	4.60	677	0.09	3.10	#	6.69	42
Class III
2019@	$10.32	$—	$1.44	$1.44	$—††	$—	$—††	$11.76	13.99%	$3,205	0.84%	1.21%		(0.07)%	3%
2018	11.75	0.15	(1.36)	(1.21)	(0.22)	—	(0.22)	10.32	(10.28)	4,657	0.82	1.12		1.32	12
2017	10.06	0.09	1.76	1.85	(0.16)	—	(0.16)	11.75	18.35	4,278	0.81	1.35		0.79	9
2016	9.87	0.09	0.71	0.80	(0.19)	(0.42)	(0.61)	10.06	8.16	3,697	0.82	1.42		0.86	43
2015	10.60	0.05	(0.46)	(0.41)	(0.09)	(0.23)	(0.32)	9.87	(3.82)	3,059	0.70	1.80		0.51	31
2014	10.49	0.16	0.29	0.45	(0.31)	(0.03)	(0.34)	10.60	4.27	2,187	0.34	4.62	#	1.51	42

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019	19

FINANCIAL HIGHLIGHTS

For the period ended June 30, 2019 (Unaudited) and the years ended December 31,

For Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) from Affiliated Funds(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

VP Balanced Strategy Fund
Class II
2019@	$9.92	$0.05	$1.08	$1.13	$(0.03)	$—	$(0.03)	$11.02	11.39%	$741	0.55%	0.90%		0.89%	4%
2018	11.01	0.20	(0.91)	(0.71)	(0.25)	(0.13)	(0.38)	9.92	(6.60)	716	0.55	0.82		1.89	17
2017	10.04	0.14	1.02	1.16	(0.19)	—	(0.19)	11.01	11.56	807	0.59	1.06		1.31	20
2016	9.75	0.17	0.52	0.69	(0.24)	(0.16)	(0.40)	10.04	7.15	544	0.65	1.17		1.73	23
2015	10.35	0.05	(0.38)	(0.33)	(0.17)	(0.10)	(0.27)	9.75	(3.20)	215	0.52	1.48		0.50	31
2014	10.25	0.19	0.23	0.42	(0.31)	(0.01)	(0.32)	10.35	4.12	370	0.11	3.70	#	1.79	24
Class III
2019@	$9.91	$0.03	$1.09	$1.12	$(0.02)	$—	$(0.02)	$11.01	11.33%	$8,563	0.80%	1.20%		0.65%	4%
2018	11.00	0.19	(0.93)	(0.74)	(0.22)	(0.13)	(0.35)	9.91	(6.84)	9,874	0.80	1.11		1.75	17
2017	10.03	0.11	1.02	1.13	(0.16)	—	(0.16)	11.00	11.30	9,389	0.84	1.37		1.04	20
2016	9.74	0.11	0.56	0.67	(0.22)	(0.16)	(0.38)	10.03	6.90	7,508	0.89	1.43		1.07	23
2015	10.34	0.10	(0.45)	(0.35)	(0.15)	(0.10)	(0.25)	9.74	(3.42)	5,392	0.77	1.80		0.93	31
2014	10.24	0.19	0.21	0.40	(0.29)	(0.01)	(0.30)	10.34	3.93	2,372	0.36	3.69	#	1.86	24
VP Market Growth Strategy Fund
Class II
2019@	$9.97	$0.03	$1.20	$1.23	$(0.02)	$—	$(0.02)	$11.18	12.34%	$5,123	0.56%	0.90%		0.52%	3%
2018	11.16	0.22	(1.09)	(0.87)	(0.24)	(0.08)	(0.32)	9.97	(7.84)	4,639	0.56	0.81		2.00	16
2017	9.95	0.12	1.27	1.39	(0.18)	—	(0.18)	11.16	14.04	2,728	0.57	1.05		1.16	23
2016	9.74	0.10	0.65	0.75	(0.24)	(0.30)	(0.54)	9.95	7.72	2,126	0.59	1.17		1.06	38
2015	10.43	0.09	(0.45)	(0.36)	(0.14)	(0.19)	(0.33)	9.74	(3.43)	2,679	0.47	1.52		0.85	22
2014	10.33	0.39	0.04	0.43	(0.32)	(0.01)	(0.33)	10.43	4.16	2,405	0.11	2.71	#	3.64	26
Class III
2019@	$9.95	$0.01	$1.20	$1.21	$(0.01)	$—	$(0.01)	$11.15	12.19%	$9,583	0.81%	1.20%		0.27%	3%
2018	11.14	0.17	(1.07)	(0.90)	(0.21)	(0.08)	(0.29)	9.95	(8.08)	9,646	0.81	1.13		1.53	16
2017	9.93	0.09	1.28	1.37	(0.16)	—	(0.16)	11.14	13.76	10,647	0.82	1.34		0.89	23
2016	9.72	0.10	0.62	0.72	(0.21)	(0.30)	(0.51)	9.93	7.44	9,551	0.85	1.42		0.98	38
2015	10.41	0.07	(0.45)	(0.38)	(0.12)	(0.19)	(0.31)	9.72	(3.67)	7,778	0.72	1.77		0.66	22
2014	10.32	0.12	0.28	0.40	(0.30)	(0.01)	(0.31)	10.41	3.85	5,230	0.36	2.98	#	1.14	26

20	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

1. ORGANIZATION

SEI Insurance Products Trust (the “Trust”) is organized as a Delaware statutory trust under a certificate of trust dated June 21, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (“40 Act”), as an open-end investment company with six funds: VP Defensive Strategy Fund; VP Conservative Strategy Fund; VP Moderate Strategy Fund; VP Market Plus Strategy Fund; VP Balanced Strategy Fund; and VP Market Growth Strategy Fund (each a “Fund” and collectively, the “Funds”). Each Fund is predominantly a “fund of funds” and offers shareholders the opportunity to invest in shares of certain underlying affiliated investment companies (the “Underlying SEI Funds”), which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional International Trust and SEI Institutional Managed Trust. The Certificate of Trust permits the Trust to offer Class II and Class III shares in each Fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and principle investment strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended June 30, 2019, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded in the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019	21

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

not include any expenses associated with the underlying funds.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

Pursuant to Rule 12b-1 under the Investment Company Act, the Funds have adopted a distribution and shareholder services plan with respect to Class III Shares that allows Class III Shares to pay fees to service providers to compensate them for distribution services or shareholder services with respect to Class III Shares.

In addition, the Funds have adopted a shareholder services plan (the “Service Plan”) with respect to Class II and III Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares.

The Funds’ Distribution Agreement with SEI Investments Distribution Co (“SIDCo”) provides that distribution fees and shareholder service fees will be paid to SIDCo., which may then be used by SIDCo. to compensate insurance companies and other financial intermediaries for providing distribution or shareholder services with respect to Class II and III Shares as applicable.

The Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for each Fund until April 30, 2020, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, acquired fund fees and expenses (“AFFE”) and extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The Adviser, Administrator and Distributor for the Trust serve in the same capacity for the underlying affiliated investment companies.

22	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019

Prior to April 30, 2019, the following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Shareholder Servicing Fees	Distribution Fees*	Voluntary Expense Limitations	Contractual Expense Limitations

VP Defensive Strategy Fund
Class II	0.10%	0.25%	-	0.47%	0.57%
Class III	0.10%	0.25%	0.30%	0.72%	0.82%
VP Conservative Strategy Fund
Class II	0.10%	0.25%	-	0.49%	0.59%
Class III	0.10%	0.25%	0.30%	0.74%	0.84%
VP Moderate Strategy Fund
Class II	0.10%	0.25%	-	0.52%	0.62%
Class III	0.10%	0.25%	0.30%	0.77%	0.87%
VP Market Plus Strategy Fund
Class II	0.10%	0.25%	-	0.58%	0.68%
Class III	0.10%	0.25%	0.30%	0.83%	0.93%
VP Balanced Strategy Fund
Class II	0.10%	0.25%	-	0.55%	0.65%
Class III	0.10%	0.25%	0.30%	0.80%	0.90%
VP Market Growth Strategy Fund
Class II	0.10%	0.25%	-	0.56%	0.66%
Class III	0.10%	0.25%	0.30%	0.81%	0.91%

Effective April 30, 2019, the following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Shareholder Servicing Fees	Distribution Fees*	Voluntary Expense Limitations	Contractual Expense Limitations

VP Defensive Strategy Fund
Class II	0.10%	0.25%	-	0.47%	0.57%
Class III	0.10%	0.25%	0.30%	0.72%	0.82%
VP Conservative Strategy Fund
Class II	0.10%	0.25%	-	0.48%	0.58%
Class III	0.10%	0.25%	0.30%	0.73%	0.83%
VP Moderate Strategy Fund
Class II	0.10%	0.25%	-	0.52%	0.62%
Class III	0.10%	0.25%	0.30%	0.77%	0.87%
VP Market Plus Strategy Fund
Class II	0.10%	0.25%	-	0.59%	0.69%
Class III	0.10%	0.25%	0.30%	0.84%	0.94%
VP Balanced Strategy Fund
Class II	0.10%	0.25%	-	0.54%	0.64%
Class III	0.10%	0.25%	0.30%	0.79%	0.89%
VP Market Growth Strategy Fund
Class II	0.10%	0.25%	-	0.55%	0.65%
Class III	0.10%	0.25%	0.30%	0.80%	0.90%

*These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019	23

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

The following is a summary of Annual Fees Payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
VP Defensive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
VP Conservative Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
VP Moderate Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
VP Market Plus Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
VP Balanced Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
VP Market Growth Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%

Interfund Lending — The Securities and Exchange Commission (“SEC”) has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and for the period ended June 30, 2019, the Trust did not participate in the Program.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Adviser, the Administrator and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Adviser or the Administrator pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

	VP Defensive Strategy Fund		VP Conservative Strategy Fund		VP Moderate Strategy Fund
	1/01/19 - 6/30/19	2018	1/01/19 - 6/30/19	2018	1/01/19 - 6/30/19	2018
Shares Issued and Redeemed:
Class II:
Shares issued	—	28	30	15	—	52
Shares issued in lieu of cash distributions	—	3	1	4	1	13
Shares redeemed	(27)	(34)	(14)	(18)	(6)	(67)
Total Class II Transactions	(27)	(3)	17	1	(5)	(2)
Class III:
Shares issued	—	—	105	210	43	151
Shares issued in lieu of cash distributions	—	—	2	34	1	41
Shares redeemed	(5)	—	(173)	(257)	(82)	(90)
Total Class III Transactions	(5)	—	(66)	(13)	(38)	102
Increase (Decrease) in Capital Shares	(32)	(3)	(49)	(12)	(43)	100

Amounts designated as “—“ have been rounded to 0.

24	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019

	VP Market Plus Strategy Fund		VP Balanced Strategy Fund		VP Market Growth Strategy Fund
	1/01/19 - 6/30/19	2018	1/01/19 - 6/30/19	2018	1/01/19 - 6/30/19	2018
Shares Issued and Redeemed:
Class II:
Shares issued	1	24	—	19	1	236
Shares issued in lieu of cash distributions	—	3	—	3	1	14
Shares redeemed	(1)	(13)	(5)	(23)	(9)	(29)
Total Class II Transactions	—	14	(5)	(1)	(7)	221
Class III:
Shares issued	5	117	5	196	23	92
Shares issued in lieu of cash distributions	—	10	2	33	1	28
Shares redeemed	(184)	(39)	(225)	(87)	(134)	(106)
Total Class III Transactions	(179)	88	(218)	142	(110)	14
Increase (Decrease) in Capital Shares	(179)	102	(223)	141	(117)	235

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities other than short-term securities, for the period ended June 30, 2019, were as follows ($ Thousands):

Total
VP Defensive Strategy Fund
Purchases	$13
Sales	314
VP Conservative Strategy Fund
Purchases	1,341
Sales	1,837
VP Moderate Strategy Fund
Purchases	1,007
Sales	1,466
VP Market Plus Strategy Fund
Purchases	147
Sales	2,191
VP Balanced Strategy Fund
Purchases	384
Sales	2,770
VP Market Growth Strategy Fund
Purchases	495
Sales	1,769

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and undistributed earnings, as appropriate, in the period that the differences arise. As of December 31, 2018, there were no permanent differences.

The tax character of dividends and distributions declared during the years December 31, 2018 and December 31, 2017 were as follows ($ Thousands):

	Ordinary Income		Long-Term Capital Gains		Totals
	2018	2017	2018	2017	2018	2017

VP Defensive Strategy Fund	$22	$25	$12	$2	$34	$27

VP Conservative Strategy Fund	204	225	188	65	392	290

VP Moderate Strategy Fund	213	207	348	37	561	244

VP Market Plus Strategy Fund	126	74	–	–	126	74

VP Balanced Strategy Fund	233	147	131	–	364	147

VP Market Growth Strategy Fund	309	191	119	–	428	191

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019	25

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2019 (Unaudited)

As of December 31, 2018, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Other Temporary Differences	Unrealized (Depreciation)	Total Distributable Earnings/(Loss)
VP Defensive Strategy Fund	$1	$5	$(1)	$(47)	$(42)
VP Conservative Strategy Fund	11	144	1	(579)	(423)
VP Moderate Strategy Fund	19	307	—	(681)	(355)
VP Market Plus Strategy Fund	1	156	1	(434)	(276)
VP Balanced Strategy Fund	10	140	2	(715)	(563)
VP Market Growth Strategy Fund	15	291	2	(1,212)	(904)

Amounts designated as “—” are $0 or have been rounded to $0.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under the previous law. During the fiscal year ended December 31, 2018, the following Funds utilized capital loss carryforward to offset capital gains:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
VP Market Plus Strategy Fund	$7	$—	$7

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at June 30, 2019, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
VP Defensive Strategy Fund	$1,296	$32	$(1)	$31
VP Conservative Strategy Fund	12,434	408	(21)	387
VP Moderate Strategy Fund	11,360	903	(363)	540
VP Market Plus Strategy Fund	3,987	607	–	607
VP Balanced Strategy Fund	8,616	725	(15)	710
VP Market Growth Strategy Fund	13,583	1,185	(31)	1,154

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

26	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019

8. CONCENTRATION RISK

The Underlying SEI Funds and other investment companies and exchange traded products in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals.

The following descriptions provide additional information about some of the risks investing in the Funds:

Asset Allocation Risk — The risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Exchange-Traded Products (ETPs) Risk — The risks of owning interests of an ETP, such as an ETF, ETN or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer’s credit rating. By investing in an ETP, the Fund or an Underlying SEI Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Investment Company Risk — When the Fund or an Underlying SEI Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund or an Underlying SEI Fund had invested directly in the underlying investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Short Sales Risk — A short sale involves the sale of a security that a fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales entered into by an Underlying SEI Fund expose the Fund to the risk that the Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund, that is potentially unlimited. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the share price of an Underlying SEI Fund and, therefore, the Fund. Investment in short sales may also cause an Underlying SEI Fund to incur expenses related to borrowing securities. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019	27

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2019 (Unaudited)

practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Underlying SEI Funds invest. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commodity Investments Risk — Certain Underlying SEI Funds may invest a portion of their assets in a wholly owned subsidiary that is not registered under the Investment Company Act of 1940, as amended (1940 Act), and invests directly in commodities and commodity-related instruments. Other Underlying SEI Funds may have indirect exposure to commodities by investing in commodity-related instruments. Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Currency Risk — As a result of the Fund’s and certain Underlying SEI Funds’ investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund or an Underlying SEI Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterpart to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Fund or an Underlying SEI Fund. Correlation risk is the risk that changes in the value of a derivative instrument may not correlate perfectly with changes in the value of the derivative instrument’s underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund or an Underlying SEI Fund would like, which may cause the Fund or the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund’s or the Underlying SEI Fund’s management or performance. The use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Fund or the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value. Each of the

28	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019

above risks could cause the Fund or an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s or an Underlying SEI Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s or an Underlying SEI Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Equity market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Fixed Income Market Risk — The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Underlying Fund’s value may fluctuate and/or the Underlying Fund may experience increased redemptions from shareholders, which may impact the Underlying Fund’s liquidity or force the Underlying Fund to sell securities into a declining or illiquid market.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

9. REGULATORY MATTERS

On August 17, 2018, the Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of June 30, 2019.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019	29

DISCLOSURE OF FUND EXPENSES (Unaudited)

June 30, 2019

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019. The expense examples do not reflect expenses and charges which are, or may be imposed, under the investor’s variable contract issued by an insurance company.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratios	Expenses Paid During Period*
VP Defensive Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,042.90	0.48%	$2.43
Class III	1,000.00	1,041.20	0.73	3.69
Hypothetical 5% Return
Class II	$1,000.00	$1,022.41	0.48%	$2.41
Class III	1,000.00	1,021.17	0.73	3.66
VP Conservative Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,065.70	0.49%	$2.51
Class III	1,000.00	1,063.00	0.74	3.79
Hypothetical 5% Return
Class II	$1,000.00	$1,022.36	0.49%	$2.46
Class III	1,000.00	1,021.12	0.74	3.71

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratios	Expenses Paid During Period*
VP Moderate Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,094.70	0.52%	$2.70
Class III	1,000.00	1,093.10	0.77	4.00
Hypothetical 5% Return
Class II	$1,000.00	$1,022.22	0.52%	$2.61
Class III	1,000.00	1,020.98	0.77	3.86
VP Market Plus Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,140.37	0.59%	$3.13
Class III	1,000.00	1,139.53	0.84	4.44
Hypothetical 5% Return
Class II	$1,000.00	$1,027.72	0.59%	$2.97
Class III	1,000.00	1,028.95	0.84	4.21

30	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratios	Expenses Paid During Period*
VP Balanced Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,113.90	0.55%	$2.88
Class III	1,000.00	1,113.30	0.80	4.19
Hypothetical 5% Return
Class II	$1,000.00	$1,022.07	0.55%	$2.76
Class III	1,000.00	1,020.83	0.80	4.01
VP Market Growth Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,123.40	0.56%	$2.95
Class III	1,000.00	1,121.90	0.81	4.26
Hypothetical 5% Return
Class II	$1,000.00	$1,022.02	0.56%	$2.81
Class III	1,000.00	1,020.78	0.81	4.06

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019	31

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreement (Unaudited)

SEI Insurance Products Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”), which are primarily invested in affiliated underlying funds. The management and affairs of the Trust are supervised by a Board of Trustees (each member, a “Trustee” and collectively, the “Trustees” or the “Board”).

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Advisory Agreement be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approval, the Funds’ Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds a meeting each year to consider whether to renew the existing Advisory Agreement between the Trust and SIMC with respect to the Funds of the Trust. In preparation for this meeting, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC’s affiliates, personnel and operations and the services provided pursuant to the Advisory Agreement. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Advisory Agreement. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC regarding: (i) the quality of SIMC’s investment management and other services; (ii) SIMC’s investment management personnel; (iii) SIMC’s operations and financial condition; (iv) SIMC’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s profitability from its Fund-related operations; (viii) SIMC’s compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s policies on and compliance procedures for personal securities transactions; (xi) SIMC’s expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 4-5, 2018 meeting of the Board, the Trustees approved a brief extension of the Advisory Agreement to accommodate a revised meeting schedule. Accordingly, at the April 2–3, 2019 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

32	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds were sufficient to support the renewal of the Advisory Agreement. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew the Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of the Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Advisory Agreement, the Trustees considered the rate of compensation called for by the Advisory Agreement and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses (including underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates contractual and voluntary waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreement.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019	33

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreement (Unaudited) (Concluded)

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

34	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2019

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SEI INSURANCE PRODUCTS TRUST SEMI-ANNUAL REPORT

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-033 (06/19)

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments

Included in Item 1.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrants Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3d(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Insurance Products Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: August 27, 2019

By:	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: August 27, 2019